Property and Equipment, Net - Schedule of Composition of Assets, Grouped By Major Classification (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	$ 2,218	$ 2,449
Less - accumulated depreciation and amortization	(2,062)	(2,233)
Property and equipment, net	156	216
Computers and electronic equipment [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	1,917	2,148
Office furniture and equipment [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	158	158
Vehicles [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	116	116
Leasehold Improvements [Member]
Schedule of Composition of Assets, Grouped By Major Classification [Line Items]
Property and equipment, gross	$ 27	$ 27